Subsequent events	9 Months Ended
Sep. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
13.
Subsequent events

The Company appointed Sean Keating as Chief Legal Officer effective October 1, 2026.

On October 7, 2026, the Company granted 255,000 RSUs. 75,000 of the RSUs were granted to a consultant of the Company of which 25,000 vest in eight equal quarterly installments over the two year period following the signing of a powerline BOOT memorandum of understanding and 50,000 vest in eight equal quarterly installments over the two year period following the future signing of a powerline build-own-operate-transfer ("BOOT") contract. 180,000 of the RSUs were granted to Mr. Keating which vest in eight equal quarterly installments over a two year period beginning on October 1, 2026 and are subject to his continuous service through each applicable vesting date.